Convertible Promissory Notes	12 Months Ended
Dec. 31, 2021
Notes Payable [Abstract]
CONVERTIBLE PROMISSORY NOTES

NOTE 13 — CONVERTIBLE PROMISSORY NOTES

Secured Convertible Promissory Notes

On October 8, 2021, the Company and each of its subsidiaries 1847 Asien, 1847 Wolo, 1847 Cabinet, Asien’s, Wolo Mfg, Wolo H&S, Kyle’s, High Mountain and Innovative Cabinets, entered into a note purchase agreement with two institutional investors, pursuant to which the Company issued to these purchasers secured convertible promissory notes in the aggregate principal amount of $24,860,000. The notes contain an aggregate original issue discount of $497,200. As a result, the total purchase price was $24,362,800. After payment of expenses of $617,825, the Company received net proceeds of $23,744,975, of which $10,687,500 was used to fund the cash portion of the purchase price for the acquisition of High Mountain and Innovative Cabinets. In addition, as consideration for the financing, the Company granted the financing agent 750,000 warrants with a fair value of $956,526 and 7.5% interest in High Mountain and Innovative Cabinets acquisition which had a fair value of $1,146,803. The agent fees were reflected as a discount against the convertible note payable with the warrants being included in additional paid in capital and the equity interest being including within noncontrolling interest on the consolidated balance sheet. The remaining principal balance of the notes at December 31, 2021 is $23,787,936, net of debt discounts of $3,072,064, and they have accrued interest of $467,689.

The notes bear interest at a rate per annum equal to the greater of (i) 4.75% plus the U.S. Prime Rate that appears in The Wall Street Journal from time to time or (ii) 8%; provided that, upon an event of default (as defined in the notes), such rate shall increase to 24% or the maximum legal rate. Payments of interest only, computed at such rate on the outstanding principal amount, will be due and payable quarterly in arrears commencing on January 1, 2022 and continuing on the first day of each calendar quarter thereafter through and including the maturity date, October 8, 2026.

The Company may voluntarily prepay the notes in whole or in part upon payment of a prepayment fee in an amount equal to 10% of the principal and interest paid in connection with such prepayment. In addition, immediately upon receipt by the Company or any subsidiary of any proceeds from any issuance of indebtedness (other than certain permitted indebtedness), any proceeds of any sale or disposition by the Company or any subsidiary of any of the collateral or any of its respective assets (other than asset sales or dispositions in the ordinary course of business which are permitted by the note purchase agreement), or any proceeds from any casualty insurance policies or eminent domain, condemnation or similar proceedings, the Company must prepay the notes in an amount equal to all such proceeds, net of reasonable and customary transaction costs, fees and expenses properly attributable to such transaction and payable by the Company or a subsidiary in connection therewith (in each case, paid to non-affiliates).

The holders of the notes may, in their sole discretion, elect to convert any outstanding and unpaid principal portion of the notes, and any accrued but unpaid interest on such portion, into common shares of the Company at a conversion price equal to $2.50 (subject to equitable adjustments for stock splits, stock combinations, recapitalizations and similar transactions, as well as for future issuances below the conversion price). Notwithstanding the foregoing, the notes contain a beneficial ownership limitation, which provides that the Company shall not effect any conversion to the extent that after giving effect to the conversion, the holder, together with its affiliates, would beneficially own in excess of 4.99% of the number of common shares outstanding immediately after giving effect to the issuance of common shares upon such conversion. Upon no fewer than 61 days’ prior notice to the Company, a holder may increase or decrease such beneficial ownership limitation (up to a maximum of 9.99%) and any such increase or decrease will not be effective until the 61st day after such notice is delivered to the Company.

Pursuant to the terms of the notes, until the date that is eighteen (18) months after the issuance date of the notes, the holders shall have the right, but not the obligation, to participate in any securities offering of the Company other than a permitted issuance (as defined in the note purchase agreement) in an amount of up to the original principal amount of the notes. In addition, the holders shall have the right of first refusal to participate in any issuance of indebtedness by the Company until the notes have been terminated; provided, however, that this right of first refusal shall not apply to permitted issuances.

The note purchase agreement and the notes contain customary representations, warranties, affirmative and negative financial and other covenants and events of default for loans of this type. The notes are guaranteed by each subsidiary and are secured by a first priority security interest in all of the assets of the Company and its subsidiaries.

6% Subordinated Convertible Promissory Notes

A portion of the purchase price for the acquisition of High Mountain and Innovative Cabinets on October 8, 2021 was paid by the issuance of 6% subordinated convertible promissory notes in the aggregate principal amount of $5,880,345 by 1847 Cabinet to the H&I Sellers. The remaining principal balance of the notes at December 31, 2021 is $4,838,997, net of debt discount of $1,041,348, and they have accrued interest of $108,262.

The notes bear interest at a rate of six percent (6%) per annum and are due and payable on October 8, 2024; provided that upon an event of default (as defined in the notes), such interest rate shall increase to ten percent (10%) per annum. 1847 Cabinet may prepay the notes in whole or in part, without penalty or premium, upon ten (10) business days prior written notice to the holders of the notes.

At any time prior to October 8, 2022, the holders may, in their sole discretion, elect to convert up to twenty percent (20%) of the original principal amount of the notes and all accrued, but unpaid, interest into such number of shares of the common stock of 1847 Cabinet determined by dividing the amount to be converted by a conversion price determined by dividing (i) the fair market value of 1847 Cabinet (determined in accordance with the notes) by (ii) the number of shares of 1847 Cabinet outstanding on a fully diluted basis. In addition, on October 8, 2021, the Company entered into an exchange agreement with the H&I Sellers, pursuant to which the Company granted them the right to exchange all of the principal amount and accrued but unpaid interest under the notes or any portion thereof for a number of common shares of the Company to be determined by dividing the amount to be converted by an exchange price equal to the higher of (i) the 30-day volume weighted average price for the Company’s common shares on the primary national securities exchange or over-the-counter market on which such common shares are traded over the thirty (30) trading days immediately prior to the applicable exchange date or (ii) $2.50 (subject to equitable adjustments for stock splits, stock combinations, recapitalizations and similar transactions).

The notes contain customary events of default, including in the event of a default under the secured convertible promissory notes described above. The rights of the holders to receive payments under the notes are subordinated to the rights of the purchasers under secured convertible promissory notes described above.

Leonite Capital Note

On April 5, 2019, the Company, Holdco and Goedeker (collectively, “1847”) entered into a securities purchase agreement with Leonite Capital LLC (“Leonite”), pursuant to which 1847 issued to Leonite a secured convertible promissory note in the aggregate principal amount of $714,286 due April 5, 2020. As additional consideration for the purchase of the note, (i) the Company issued to Leonite 50,000 common shares, (ii) the Company issued to Leonite a five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis, and (iii) Holdco issued to Leonite shares of common stock equal to a 7.5% non-dilutable interest in Holdco.

The note carried an original issue discount of $64,286 to cover Leonite’s legal fees, accounting fees, due diligence fees and/or other transactional costs incurred in connection with the purchase of the note. Furthermore, the Company issued 50,000 common shares valued at $137,500 and a debt-discount related to the warrants valued at $292,673. The Company amortized $292,673 of financing costs related to the shares and warrants in the year ended December 31, 2020.

On May 11, 2020, 1847 and Leonite entered into a first amendment to secured convertible promissory note, pursuant to which the parties agreed (i) to extend the maturity date of the note to October 5, 2020, (ii) that 1847’s failure to repay the note on the original maturity date of April 5, 2020 shall not constitute and event of default under the note and (iii) to increase the principal amount of the note by $207,145, as a forbearance fee.

In connection with the amendment, (i) the Company issued to Leonite another five-year warrant to purchase 200,000 common shares at an exercise price of $1.25 per share (subject to adjustment), which may be exercised on a cashless basis and (ii) upon closing of the Asien’s Acquisition, 1847 Asien issued to Leonite shares of common stock equal to a 5% interest in 1847 Asien. The amendment represented a prepayment of principal and accrued interest resulting in a debt extinguishment and the Company recorded an aggregate extinguishment loss of $773,856.

Under the note, Leonite had the right at any time at its option to convert all or any part of the outstanding and unpaid principal amount and accrued and unpaid interest of the note into fully paid and non-assessable common shares or any shares of capital stock or other securities of the Company into which such common shares may be changed or reclassified.

On May 4, 2020, Leonite converted $100,000 of the outstanding balance of the note into 100,000 common shares.

On July 21, 2020, Leonite converted $50,000 of the outstanding balance of the note into 50,000 common shares.

On August 4, 2020, Goedeker used a portion of the proceeds from the Goedeker IPO to repay the note in full. The total payoff amount was $780,653, consisting of principal of $771,431 and interest of $9,222.

On September 2, 2020, the Company entered into amendment to the warrant issued to Leonite on April 5, 2019. Pursuant to the amendment, the parties amended the warrant to allow for the conversion of the warrant into 180,000 common shares in exchange for Leonite’s surrender of the remaining 20,000 common shares underlying this warrant, as well as all 200,000 common shares underlying the second warrant issued to Leonite on May 11, 2020. On September 2, 2020, Leonite exercised the first warrant in accordance with the foregoing amendment and the Company issued 180,000 common shares to Leonite. As a result of this exercise, both warrants were cancelled.